Remuneration of the board of directors and senior management (Details) € in Thousands			12 Months Ended
	Jun. 16, 2023 EUR (€)	Jun. 15, 2023 EUR (€)	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 EUR (€) year	Dec. 31, 2022 EUR (€) year
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			€ 420	€ 420
Directors remuneration for per diems			665	764
Directors remuneration for additional fixed remuneration			815	716
Directors' remuneration expense			1,900	1,900
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration	€ 1,450	€ 1,150	2,950	2,813	€ 2,650
Amount of executive directors variable remuneration			4,883	4,735	4,147
Amount of executive directors life insurance premiums			18	15	15
Amount of executive directors share plans			3,892	1,590	1,066
Executive directors remuneration expense			11,782	9,169	€ 7,878
Amount of executive directors other remuneration in kind			39	16
Senior management remuneration [Line Items]
Senior management remuneration expense			€ 19,355	€ 13,633
Rafael Del Pino [Member]
Share based remuneration schemes [Line Items]
Number of voting rights | year			39,241	50,680	56,400
Percentage number of voting rights			0.005%	0.007%	0.008%
Ignacio Madridejos [Member]
Share based remuneration schemes [Line Items]
Number of voting rights | year			61,441	69,925	56,400
Percentage number of voting rights			0.008%	0.009%	0.008%
Fixed remuneration [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			€ 5,793	€ 5,094
Variable remuneration [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			6,205	5,534
Performance based share plan [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			5,638	1,934
Remuneration as members of administrative bodies of other group companies jointly controlled entities or associates [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			39	33
Insurance premiums [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			20	19
Other senior manager remuneration I[Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			226	486
Other senior manager remuneration II [Member]
Senior management remuneration [Line Items]
Senior management remuneration expense			1,433	533
Rafael del Pino Calvo-Sotelo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			103	119
Directors remuneration for additional fixed remuneration			107	99
Directors' remuneration expense			245	253
Oscar Fanjul Martín [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			76	86
Directors remuneration for additional fixed remuneration			96	87
Directors' remuneration expense			206	208
Ignacio Madridejos Fernández [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			51	60
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			148	148
María del pino y calvo sotelo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			51	57
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			148	145
José Fernando Sánchez-Junco Mans [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			58	66
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			154	154
Philip Bowman [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			49	55
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			145	143
Hanne Birgitte Breinbjerg Sorensen [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			35	47
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			131	135
Bruno Di Leo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			49	55
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			145	143
Juan Hoyos Martínez de Irujo [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			51	60
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			148	148
Gonzalo Urquijo Fernández de Araoz [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			56	62
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			152	150
Hildegard Wortmann [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			36	42
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			132	130
Alicia Reyes Revuelta [Member]
Maximum annual remuneration for all the members of the board of directors [Line Items]
Directors remuneration for fixed allowance			35	35
Directors remuneration for per diems			49	55
Directors remuneration for additional fixed remuneration			61	53
Directors' remuneration expense			145	143
Rafael Del Pino [Member]
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration			1,500	1,500	€ 1,500
Amount of executive directors variable remuneration			2,786	2,809	2,609
Amount of executive directors life insurance premiums			11	10	10
Amount of executive directors share plans			1,946	795	883
Executive directors remuneration expense			6,246	5,117	5,002
Amount of executive directors other remuneration in kind			3	3
Ignacio Madridejos [Member]
Individual executive directors remuneration [Line Items]
Amount of executive directors fixed remuneration			1,450	1,313	1,150
Amount of executive directors variable remuneration			2,097	1,926	1,538
Amount of executive directors life insurance premiums			7	5	5
Amount of executive directors share plans			1,946	795	183
Executive directors remuneration expense			5,536	4,052	€ 2,876
Amount of executive directors other remuneration in kind			€ 36	€ 13